Subsequent Events	6 Months Ended
Nov. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

The Company has evaluated all events and transactions that occurred after November 30, 2016 up through the date these financial statements were available for issuance. It has been determined that the following events are material:

On December 5, 2016, the Company entered into an initial one year consulting agreement with Adebayo Ladipo. He has been compensated by receiving 7,500,000 shares of common stock at a par value of $0.0001 per share. At no time is he considered an employee of the Company. He is an Independent Contractor and able to pursue other interests.